Condensed Consolidated Statement of Equity (Unaudited) (USD $) In Thousands, except Share data	Common Class A [Member]	Common Class B [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance at Oct. 31, 2011	$ 921	$ 153	$ 135,299	$ 591,696	$ (1,109,506)	$ (115,257)	$ 92	$ (496,602)
Balance (in Shares) at Oct. 31, 2011	80,446,772	14,560,464	5,600
Stock options, amortization and issuances				1,052				1,052
Restricted stock amortization, issuances and forfeitures	2	1		47				50
Restricted stock amortization, issuances and forfeitures (in Shares)	139,693	117,399
Settlement of prepaid common stock purchase contracts	14			(14)
Settlement of prepaid common stock purchase contracts (in Shares)	1,445,329
Conversion of Class B to Class A Common Stock (in Shares)	16,485	(16,485)
Changes in noncontrolling interest in consolidated joint ventures							81	81
Treasury stock purchases						(103)		(103)
Treasury stock purchases (in Shares)	(66,043)
Net loss					(18,265)			(18,265)
Balance at Jan. 31, 2012	$ 937	$ 154	$ 135,299	$ 592,781	$ (1,127,771)	$ (115,360)	$ 173	$ (513,787)
Balance (in Shares) at Jan. 31, 2012	81,982,236	14,661,378	5,600